KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

## Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sentry Life Insurance Company and the
Contract Owners of Sentry Variable Life Account I:

*Opinion on the Financial Statements*

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the Sentry Variable Life Account I (the Separate Account), as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

*Basis for Opinion*

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of the Separate Account since 2007.

Milwaukee, Wisconsin
February 22, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

Assets:

Investments at fair value:

*	Janus Henderson Series - Institutional Shares:
	**	Research Portfolio, 5,962 shares (cost $ 200,796)	$294,218
		Enterprise Portfolio, 59,042 shares (cost $ 3,762,766)	5,562,301
		Forty Portfolio, 8,941 shares (cost $ 334,290)	509,633
		Global Research Portfolio, 388 shares (cost $ 17,664)	24,712
		Balanced Portfolio, 6,742 shares (cost $ 218,816)	293,834

	T. Rowe Price Fixed Income Series, Inc.:
	***	Government Money Portfolio, 53,367 shares (cost $ 53,367)	53,367
		Limited Term Bond Portfolio, 25,371 shares (cost $ 122,341)	126,855

	T. Rowe Price Equity Series, Inc.:
		Equity Income Portfolio, 8,538 shares (cost $ 235,911)	223,788
	****	Moderate Allocation Portfolio, 55,909 shares (cost $ 1,128,207)	1,281,438

	T. Rowe Price International Series, Inc.:
		International Stock Portfolio, 635 shares (cost $ 9,735)	10,837

Total Assets			8,380,983
Total Liabilities			-

Net Assets			$8,380,983

See accompanying notes to financial statements
*	Formerly Janus Aspen Series
**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Research**	Enterprise	Forty
Investment Income:
Dividends	$1,014	$3,425	$1,134

Expenses:
Mortality and expense risk charges	2,579	50,544	4,406

Net investment income (loss)	(1,565)	(47,119)	(3,272)

Realized gains (losses) on investments:
Realized net investment gain (loss)	5,541	326,528	1,451

Capital gain distributions received	19,617	340,457	29,348

Realized gain (loss) on investments and
capital gain distributions, net	25,158	666,985	30,799

Unrealized appreciation (depreciation), net	47,192	208,779	113,282

Net increase (decrease) in net assets from operations	$70,785	$828,645	$140,809

	For the Year Ended December 31, 2020
	Janus Henderson	Janus Henderson
	Global Research	Balanced
Investment Income:
Dividends	$157	$5,354

Expenses:
Mortality and expense risk charges	231	3,259

Net investment income (loss)	(74)	2,095

Realized gains (losses) on investments:
Realized net investment gain (loss)	2,614	24,856

Capital gain distributions received	1,149	5,144

Realized gain (loss) on investments and
capital gain distributions, net	3,763	30,000

Unrealized appreciation (depreciation), net	407	5,589

Net increase (decrease) in net assets from operations	$4,096	$37,684

See accompanying notes to financial statements
** Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2020
	T. Rowe Price	T. Rowe Price
	Government	Limited Term	T. Rowe Price
	Money***	Bond	Equity Income
Investment Income:
Dividends	$155	$2,419	$4,992

Expenses:
Mortality and expense risk charges	625	1,294	2,250

Net investment income (loss)	(470)	1,125	2,742

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	27	3,037

Capital gain distributions received	-	-	4,742

Realized gain (loss) on investments and
capital gain distributions, net	-	27	7,779

Unrealized appreciation (depreciation), net	-	3,219	(15,379)

Net increase (decrease) in net assets from operations	$(470)	$4,371	$(4,858)

	For the Year Ended December 31, 2020
	T. Rowe Price	T. Rowe Price
	Moderate	International
	Allocation ****	Stock
Investment Income:
Dividends	$17,683	$54

Expenses:
Mortality and expense risk charges	13,576	98

Net investment income (loss)	4,107	(44)

Realized gains (losses) on investments:
Realized net investment gain (loss)	16,096	(114)

Capital gain distributions received	41,764	423

Realized gain (loss) on investments and
capital gain distributions, net	57,860	309

Unrealized appreciation (depreciation), net	97,600	988

Net increase (decrease) in net assets from operations	$159,567	$1,253

See accompanying notes to financial statements
*** Formerly T. Rowe Price Prime Reserve Portfolio
**** Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
	Janus Henderson		Janus Henderson		Janus Henderson
	Research**		Enterprise		Forty
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,565)	$(1,249)	$(47,119)	$(40,919)	$(3,272)	$(3,080)

Realized gains (losses) on investments	25,158	27,796	666,985	455,481	30,799	26,885

Unrealized appreciation (depreciation), net	47,192	32,915	208,779	931,661	113,282	77,704

Net increase (decrease) in net assets from operations	70,785	59,462	828,645	1,346,223	140,809	101,509

Contract transactions:
Purchase payments	6,074	7,126	148,011	158,025	6,552	7,178

Transfers between subaccounts, net	(681)	-	608	-	608	-

Withdrawals and surrenders	(7,280)	(10,907)	(413,001)	(103,442)	(7,751)	(4,161)

Monthly deductions	(4,719)	(5,310)	(215,436)	(208,481)	(11,143)	(11,266)

Policy loans	256	82	2,873	21,518	197	31

Net increase (decrease) in net assets
derived from contract transactions	(6,350)	(9,009)	(476,945)	(132,380)	(11,537)	(8,218)

Total increase (decrease) in net assets	64,435	50,453	351,700	1,213,843	129,272	93,291

Net assets at beginning of year	229,783	179,330	5,210,601	3,996,758	380,361	287,070

Net assets at end of year	$294,218	$229,783	$5,562,301	$5,210,601	$509,633	$380,361

	For the Years Ended December 31
	Janus Henderson Global Research		Janus Henderson Balanced
	2020	2019	2020	2019

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(74)	$(11)	$2,095	$2,655

Realized gains (losses) on investments	3,763	2,102	30,000	13,202

Unrealized appreciation (depreciation), net	407	4,033	5,589	42,474

Net increase (decrease) in net assets from operations	4,096	6,124	37,684	58,331

Contract transactions:
Purchase payments	1,000	1,804	8,094	8,987

Transfers between subaccounts, net	-	-	-	542

Withdrawals and surrenders	(7,365)	-	(66,086)	(2,893)

Monthly deductions	(1,480)	(1,928)	(14,638)	(14,442)

Policy loans	230	51	522	166

Net increase (decrease) in net assets
derived from contract transactions	(7,615)	(73)	(72,108)	(7,640)

Total increase (decrease) in net assets	(3,519)	6,051	(34,424)	50,691

Net assets at beginning of year	28,231	22,180	328,258	277,567

Net assets at end of year	$24,712	$28,231	$293,834	$328,258

See accompanying notes to financial statements
** Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price		T. Rowe Price
	Government Money***		Limited Term Bond		Equity Income
	2020	2019	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(470)	$403	$1,125	$1,590	$2,742	$3,173

Realized gains (losses) on investments	-	-	27	(107)	7,779	18,906

Unrealized appreciation (depreciation), net	-	-	3,219	2,285	(15,379)	32,436

Net increase (decrease) in net assets from operations	(470)	403	4,371	3,768	(4,858)	54,515

Contract transactions:
Purchase payments	3,203	2,787	6,286	6,099	3,731	5,929

Transfers between subaccounts, net	-	-	-	-	-	-

Withdrawals and surrenders	(7,510)	-	-	(511)	(40,422)	(363)

Monthly deductions	(4,148)	(3,839)	(5,159)	(4,853)	(5,963)	(7,628)

Policy loans	620	427	521	562	315	305

Net increase (decrease) in net assets
derived from contract transactions	(7,835)	(625)	1,648	1,297	(42,339)	(1,757)

Total increase (decrease) in net assets	(8,305)	(222)	6,019	5,065	(47,197)	52,758

Net assets at beginning of year	61,672	61,894	120,836	115,771	270,985	218,227

Net assets at end of year	$53,367	$61,672	$126,855	$120,836	$223,788	$270,985

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price
	Moderate Allocation ****		International Stock
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,107	$12,058	$(44)	$128

Realized gains (losses) on investments	57,860	47,227	309	349

Unrealized appreciation (depreciation), net	97,600	162,356	988	1,610

Net increase (decrease) in net assets from operations	159,567	221,641	1,253	2,087

Contract transactions:
Purchase payments	38,127	43,721	451	395

Transfers between subaccounts, net	-	(542)	(535)	-

Withdrawals and surrenders	(222,369)	(23,508)	-	-

Monthly deductions	(81,811)	(80,831)	(661)	(653)

Policy loans	5,604	13,034	363	179

Net increase (decrease) in net assets
derived from contract transactions	(260,449)	(48,126)	(382)	(79)

Total increase (decrease) in net assets	(100,882)	173,515	871	2,008

Net assets at beginning of year	1,382,320	1,208,805	9,966	7,958

Net assets at end of year	$1,281,438	$1,382,320	$10,837	$9,966

See accompanying notes to financial statements
*** Formerly T. Rowe Price Prime Reserve Portfolio
**** Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

1.	Organization

The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of Sentry Life Insurance Company (the Company), which is a stock company 100% owned by Sentry Insurance a Mutual Company (SIAMCO), and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account is an accounting entity wherein all segregated account transactions are reflected.

The Variable Life Account was established by the Company on February 12, 1985 in support of the variable life insurance contracts, and commenced operations on January 13, 1987.  The Company discontinued new sales of the variable life insurance contracts on October 13, 2003.  Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Life Account's ability to continue as a going concern.

The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institiutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by policy owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.

The Variable Life Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2020. The Funds value their investment securities at fair value.

Policy Loans

Variable life insurance contract owners (policyholders) may obtain loans from the Company.  The maximum loan amount is 90% of the policyholders' contract cash value minus any applicable surrender charge.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2020 through February 22, 2021, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

2.	Significant Accounting Policies (continued)

Effective January 1, 2021 (the effective date), SIAMCO reorganized its corporate structure (the reorganization). On the effective date and as part of the reorganization, SIAMCO converted to Sentry Insurance Company (“SIC”), a stock insurer. SIC is 100% owned by Sentry Holdings, Inc., an intermediate holding company, which is 100% owned by Sentry Mutual Holding Company. The Company and the Variable Life Account does not expect the reorganization to have a material impact on its financial statements.

3.	Purchases and Sales of Securities

	In 2020, purchases and proceeds on sales of the Funds' shares were as follows:
				Proceeds
			Purchases	on Sales
	**	Janus Henderson Research Portfolio	$27,058	$15,356
		Janus Henderson Enterprise Portfolio	499,573	683,178
		Janus Henderson Forty Portfolio	37,981	23,442
		Janus Henderson Global Research Portfolio	2,645	9,185
		Janus Henderson Balanced Portfolio	19,125	83,994
	***	T. Rowe Price Government Money Portfolio	4,006	12,312
		T. Rowe Price Limited Term Bond Portfolio	9,235	6,462
		T. Rowe Price Equity Income Portfolio	13,825	48,680
	****	T. Rowe Price Moderate Allocation Portfolio	105,118	319,697
		T. Rowe Price International Stock Portfolio	1,400	1,402
		Total	$719,966	$1,203,708

	In 2019, purchases and proceeds on sales of the Funds' shares were as follows:
				Proceeds
			Purchases	on Sales
	**	Janus Henderson Research Portfolio	$29,430	$18,508
		Janus Henderson Enterprise Portfolio	467,761	364,609
		Janus Henderson Forty Portfolio	34,966	19,152
		Janus Henderson Global Research Portfolio	3,750	2,303
		Janus Henderson Balanced Portfolio	23,826	20,561
	***	T. Rowe Price Government Money Portfolio	4,292	4,514
		T. Rowe Price Limited Term Bond Portfolio	9,502	6,615
		T. Rowe Price Equity Income Portfolio	28,037	10,643
	****	T. Rowe Price Moderate Allocation Portfolio	121,554	122,322
		T. Rowe Price International Stock Portfolio	1,297	854
		Total	$724,415	$570,081

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

4.	Expenses and Related Party Transactions

A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account.  These charges compensate the Company for assuming these risks under the variable life contract.

At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units.  This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee.  The administrative fee, which is reported through monthly deductions on the Statements of Changes in Net Assets, reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

The Company deducts a front-end sales expense charge of 5.0% from each premium payment.  A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge, which is reported through withdrawals and surrenders on the Statements of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 3.0% are imposed by certain states.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Life Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally  from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Variable Life Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

		Level 1	Level 2	Level 3	Total
	Variable Life Account Investments	-	$ 8,380,983	-	$ 8,380,983

The Variable Life Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

6.	Changes in Units Outstanding

	The changes in units outstanding for the year ended December 31, 2020 were as follows:
			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
	**	Janus Henderson Research Portfolio	318	644	(326)
		Janus Henderson Enterprise Portfolio	1,513	6,143	(4,631)
		Janus Henderson Forty Portfolio	216	567	(351)
		Janus Henderson Global Research Portfolio	110	680	(570)
		Janus Henderson Balanced Portfolio	276	2,496	(2,220)
	***	T. Rowe Price Government Money Portfolio	208	631	(423)
		T. Rowe Price Limited Term Bond Portfolio	237	180	56
		T. Rowe Price Equity Income Portfolio	140	1,556	(1,416)
	****	T. Rowe Price Moderate Allocation Portfolio	516	3,341	(2,826)
		T. Rowe Price International Stock Portfolio	64	90	(26)

	The changes in units outstanding for the year ended December 31, 2019 were as follows:
			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
	**	Janus Henderson Research Portfolio	434	1,003	(569)
		Janus Henderson Enterprise Portfolio	1,826	3,186	(1,360)
		Janus Henderson Forty Portfolio	262	561	(299)
		Janus Henderson Global Research Portfolio	165	173	(7)
		Janus Henderson Balanced Portfolio	340	614	(275)
	***	T. Rowe Price Government Money Portfolio	175	208	(34)
		T. Rowe Price Limited Term Bond Portfolio	238	193	45
		T. Rowe Price Equity Income Portfolio	206	266	(59)
	****	T. Rowe Price Moderate Allocation Portfolio	724	1,295	(570)
		T. Rowe Price International Stock Portfolio	48	55	(6)

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2020 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	11,843	$24.84	$294	1.05%	0.41%	31.57%
		Janus Henderson Enterprise Portfolio	43,085	129.10	5,562	1.05	0.07	18.22
		Janus Henderson Forty Portfolio	11,853	43.00	510	1.05	0.27	37.95
		Janus Henderson Global Research Portfolio	1,595	15.50	25	1.05	0.73	18.80
		Janus Henderson Balanced Portfolio	8,419	34.90	294	1.05	1.74	13.12
	***	T. Rowe Price Government Money Portfolio	2,890	18.46	53	1.05	0.26	(0.80)
		T. Rowe Price Limited Term Bond Portfolio	4,329	29.30	127	1.05	1.96	3.62
		T. Rowe Price Equity Income Portfolio	6,671	33.55	224	1.05	2.38	0.11
	****	T. Rowe Price Moderate Allocation Portfolio	12,691	100.97	1,281	1.05	1.38	13.34
		T. Rowe Price International Stock Portfolio	621	17.46	11	1.05	0.59	13.25

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2019 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	12,169	$18.88	$230	1.05%	0.45%	34.12%
		Janus Henderson Enterprise Portfolio	47,715	109.20	5,211	1.05	0.20	34.09
		Janus Henderson Forty Portfolio	12,204	31.17	380	1.05	0.15	35.75
		Janus Henderson Global Research Portfolio	2,164	13.04	28	1.05	1.00	27.71
		Janus Henderson Balanced Portfolio	10,639	30.85	328	1.05	1.91	21.32
	***	T. Rowe Price Government Money Portfolio	3,314	18.61	62	1.05	1.70	0.66
		T. Rowe Price Limited Term Bond Portfolio	4,273	28.28	121	1.05	2.39	3.26
		T. Rowe Price Equity Income Portfolio	8,087	33.51	271	1.05	2.32	25.09
	****	T. Rowe Price Moderate Allocation Portfolio	15,517	89.08	1,382	1.05	1.95	18.56
		T. Rowe Price International Stock Portfolio	647	15.41	10	1.05	2.46	26.45

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio
****	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

7.	Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2018 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	12,738	$14.08	$179	1.05%	0.55%	(3.60)%
		Janus Henderson Enterprise Portfolio	49,075	81.44	3,997	1.05	0.24	(1.46)
		Janus Henderson Forty Portfolio	12,503	22.96	287	1.05	-	0.91
		Janus Henderson Global Research Portfolio	2,172	10.21	22	1.05	1.14	(7.85)
		Janus Henderson Balanced Portfolio	10,914	25.43	278	1.05	2.15	(0.37)
	***	T. Rowe Price Government Money Portfolio	3,347	18.49	62	1.05	1.32	0.26
		T. Rowe Price Limited Term Bond Portfolio	4,228	27.38	116	1.05	2.02	0.12
		T. Rowe Price Equity Income Portfolio	8,146	26.79	218	1.05	2.03	(10.45)
		T. Rowe Price Personal Strategy Balanced Portfolio	16,088	75.14	1,209	1.05	1.74	(6.07)
		T. Rowe Price International Stock Portfolio	653	12.19	8	1.05	0.83	(15.11)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
	**	Janus Henderson Research Portfolio	13,469	$14.60	$197	1.05%	0.39%	26.56%
		Janus Henderson Enterprise Portfolio	51,810	82.65	4,282	1.05	0.25	26.10
		Janus Henderson Forty Portfolio	12,746	22.75	290	1.05	-	28.97
		Janus Henderson Global Research Portfolio	2,252	11.08	25	1.05	0.82	25.72
		Janus Henderson Balanced Portfolio	10,925	25.53	279	1.05	1.61	17.20
	***	T. Rowe Price Government Money Portfolio	3,320	18.44	61	1.05	0.34	(0.71)
		T. Rowe Price Limited Term Bond Portfolio	3,130	27.35	86	1.05	1.46	0.00
		T. Rowe Price Equity Income Portfolio	8,410	29.92	252	1.05	1.76	14.82
		T. Rowe Price Personal Strategy Balanced Portfolio	19,379	80.00	1,550	1.05	1.52	16.19
		T. Rowe Price International Stock Portfolio	1,286	14.36	18	1.05	1.14	26.56

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 and 2019

7.	Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:

				Net Assets		Expenses as a %	Income as a %
				Unit		of Average Net	of Average Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Aspen Janus Portfolio	13,210	$11.54	$152	1.05%	0.53%	(0.55)%
		Janus Aspen Enterprise Portfolio	54,996	65.54	3,604	1.05	0.15	11.20
		Janus Aspen Forty Portfolio	13,017	17.64	230	1.05	-	1.13
		Janus Aspen Global Research Portfolio	2,166	8.82	19	1.05	0.99	1.00
		Janus Aspen Balanced Portfolio	12,645	21.78	275	1.05	2.27	3.51
	***	T. Rowe Price Government Money Portfolio	3,377	18.57	63	1.05	-	(1.05)
		T. Rowe Price Limited Term Bond Portfolio	3,104	27.35	85	1.05	1.35	0.28
		T. Rowe Price Equity Income Portfolio	8,401	26.05	219	1.05	2.31	17.94
		T. Rowe Price Personal Strategy Balanced Portfolio	20,450	68.85	1,408	1.05	1.66	5.35
		T. Rowe Price International Stock Portfolio	1,273	11.35	14	1.05	1.08	1.07

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.
***	Formerly T. Rowe Price Prime Reserve Portfolio

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.